CONSOLIDATED STATEMENT OF CHANGES IN EQUITY $ in Millions, $ in Millions		Total equity attributable to owners of WBC AUD ($)	Share capital AUD ($)	Reserves AUD ($)	Retained profits AUD ($)	NCI AUD ($)		AUD ($)		NZD ($)
Balance at Sep. 30, 2023		$ 72,495	$ 39,124	$ 1,935	$ 31,436	$ 44		$ 72,539
Profit after income tax expense		3,342			3,342			3,342
Net other comprehensive income/(expense)		91		163	(72)	(1)		90
Total comprehensive income/(expense)		3,433		163	3,270	(1)		3,432
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(2,527)			(2,527)			(2,527)
Share buyback		(849)	(849)					(849)
Other equity movements:
Share-based payment arrangements		59		59				59
Purchase of shares		(33)	(33)					(33)
Net acquisition of treasury shares		(56)	(56)					(56)
Other						(5)		(5)
Total contributions and distributions		(3,406)	(938)	59	(2,527)	(5)		(3,411)
Balance at Mar. 31, 2024		72,522	38,186	2,157	32,179	38		72,560
Profit after income tax expense		3,648			3,648			3,648
Net other comprehensive income/(expense)		(396)		(467)	71	(1)		(397)
Total comprehensive income/(expense)		3,252		(467)	3,719	(1)		3,251
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(3,125)			(3,125)			(3,125)
Share buyback	[2]	(963)	(963)					(963)
Other equity movements:
Share-based payment arrangements		37		37				37
Purchase of shares		(23)	(23)					(23)
Acquisition of minority interest	[3]	5		5		(30)		(25)
Preference shares issued						339	[4]	339	[4]	$ 375
Other						1		1
Total contributions and distributions		(4,069)	(986)	42	(3,125)	310		(3,759)
Balance at Sep. 30, 2024		71,705	37,200	1,732	32,773	347		72,052
Profit after income tax expense		3,317			3,317	8		3,325
Net other comprehensive income/(expense)		202		232	(30)			202
Total comprehensive income/(expense)		3,519		232	3,287	8		3,527
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(2,614)			(2,614)			(2,614)
Share buyback	[2]	(581)	(581)					(581)
Other equity movements:
Share-based payment arrangements		67		67				67
Purchase of shares		(21)	(21)					(21)
Net acquisition of treasury shares		(64)	(64)					(64)
Other		4		(1)	5	(17)		(13)
Total contributions and distributions		(3,209)	(666)	66	(2,609)	(17)		(3,226)
Balance at Mar. 31, 2025		$ 72,015	$ 36,534	$ 2,030	$ 33,451	$ 338		$ 72,353

[1]	Relates to fully franked dividends at 30%:
- First Half 2025: 2024 final dividend of 76 cents per share;
- Second Half 2024: 2024 interim dividend of 75 cents per share and special dividend of 15 cents per share; and
- First Half 2024: 2023 final dividend of 72 cents per share.
[2]	Westpac previously announced its intention to undertake a $3.5 billion on market buyback of WBC ordinary shares. In First Half 2025, Westpac has bought back and cancelled 17,711,952 ordinary shares. A further 497,280 shares were acquired on 31 March 2025 and cancelled on 2 April 2025 (Second Half 2024: 33,223,149, First Half 2024: 34,442,450). The ordinary shares were bought back at an average price of $31.92 (Second Half 2024: $28.99, First Half 2024: $24.65).
[3]	During 2024, Westpac acquired 8.74% of the non-controlling interest in Westpac Bank-PNG-Limited, which raised its interest to 98.65%.
[4]	During 2024, Westpac New Zealand Limited issued NZD 375 million (AUD 339 million) of perpetual preference shares that qualified as Additional Tier 1 capital under RBNZ’s criteria. Westpac recognises this instrument as a non-controlling interest.